UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/11

Item 1.  Reports to Stockholders.

                                                   The objective of the Fund is to seek capital appreciation.

Class A Shares Ticker Symbol: RAMLX Class I Shares Ticker Symbol: RAMIX

Semi-Annual Report

January 31, 2011

                                                      Advised by:

12 Larkspur Lane, Rye, NY 10580

www.RAMFUND.com

1-877-9-RAMFUND

Distributed by Northern Lights Distributors, LLC

Member FINRA

RAM Risk-Managed Growth Fund

SHAREHOLDER LETTER (Unaudited)

January 31, 2011

Dear Shareholder,

After becoming fully invested following the Lehman collapse in 2008, and enjoying the subsequent gains, we have been surprised by the government’s actions of late. Specifically that, in response to the mortgage, employment, debt and banking crises, the Federal Reserve would allow the Treasury to engage in the unprecedented purchase of “non-government” debt and that FASB would inconceivably rewrite accounting rules allowing banks to postpone paper losses on loans. We believe both are artificially boosting corporate earnings, thus making the stock market look more attractive, and giving investor’s misplaced confidence to bid stock prices higher.

As a result, our portfolio, hedged against a market correction in November, was overrun by the bull market throughout our January quarter. And to add insult to injury, our overweighting of the financial sector, which had allowed our portfolio to outperform the S&P 500 Index in the first year following the 2008 market bottom, lagged the rally during the quarter resulting in a modest but persistent erosion of capital.

It is additionally frustrating to miss this quarter’s market move as we had become more bullish on stocks over the past decade and especially during the 2008 crisis. While the market traded in a significant sideways range since 1998, and the intrinsic value of companies became more attractively priced, the number of core holdings in our portfolio had increased to its highest level in years.

During late November, the sum of our four portfolio risk-management indicators…the macro, the corporate, the technical and the sentiment…pointed to, at best, a continuation of the market’s sideways consolidation that started in April 2010 or, worse, a significant short-term decline. We responded to this scenario by hedging the fund’s long positions. During the quarter several events occurred that could have precipitated such a decline including the raising of rates by the engines of the global recovery…China, India and Brazil…and the political disruption in oil-rich countries in the Middle East. But the market demonstrated that investors were willing to look through these issues as they continued to replenish their weighting of stocks.

We believe, at this time, the risk/reward for stock investing is not appealing. The government is doing all the heavy lifting with the Federal Reserve combining zero interest rates with massive stimulus in the form of QE1 and QE2, while Congress runs a $1.5 trillion fiscal deficit. In spite of this, meaningful job growth, the engine of the stock market, is nonexistent.

In the coming months investor preoccupation will turn to the Fed’s attitude toward these low interest-rates and QE3. We believe the economy continues to need Government intervention to offset the resistance by the private sector to fill the demand-side vacuum, and that the economy is a long way away from standing on its own. Thus we believe the economy will need QE3. But, in our opinion, this presents a catch-22 for investing in stocks. As demonstrated with QE2, the Fed Chairman is taking his cue from the stock market, thus, in order to get the necessary QE3 stimulus, the stock market must first show weakness. QE2 expires in three months.

Long term, the Simpson/Bowles report, commissioned to offer solutions to Congress on the ballooning Federal deficit, points to the enormity of the country’s dire financial state, and the vastness of potential dislocations that could result during its implementation. Alone, its proposal to cap tax collection at 21% of GDP, higher than current levels, demonstrates the long tail being assigned to the difficult back drop for Americans and the stock market. Furthermore, its recommendation to launch the spending-cut process as early as 2012 speaks to the urgency of its message, while its recommendation to trim nearly $4 trillion over the next decade speaks to its potential negative impact on the economy and the companies that operate within it.

That said, we are quick to concede that stocks have spent a decade working off the unprecedented high valuations of the 2000 market-top. Thus, we will continue to follow our investment discipline of identifying growth stocks using

RAM Risk-Managed Growth Fund

SHAREHOLDER LETTER (Unaudited) (Continued)

January 31, 2011

our ROE model and to assess the market’s risk to the portfolio using our risk-management indicators. While we remain frustrated of late, they have served us well over the past 15 years.

Most of all, we thank you for your trust in our efforts to manage your equity investments, and hope to reciprocate with superior long-term performance.

Sincerely,

Robert H. Munsie

Managing Partner, RAM Capital Management LLC

0488-NLD-3/9/2011

RAM Risk-Managed Growth Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2011

The Fund's performance figures (a) for the period ended January 31, 2011, as compared to its benchmark:

				Since	Since
				Inception (b)	Inception (c)
		Six Months	One Year	Class A	Class I
RAM Risk-Managed Growth Fund - Class A		N/A	N/A	-1.80%	N/A
RAM Risk-Managed Growth Fund - Class A with load		N/A	N/A	-7.45%	N/A
RAM Risk-Managed Growth Fund - Class I		-1.41%	-1.21%	N/A	6.86% (e)
S&P 500 Total Return Index (d)		17.93%	22.19%	13.03%	6.89%

(a)

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-877-972-6386.

(b)	Inception date is September 29, 2010.
(c)	Inception date is January 1, 1996.
(d)

The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies.  The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an index.

(e)

Reflects the actual fees and expenses that were charged when the Fund was a Partnership. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was September 28, 2010. Prior to September 28, 2010, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

			% of
	Top Holdings by Industry/Category		Net Assets
	Banks		14.2%
	Retail		10.0%
	Pharmaceuticals		8.7%
	Computers		5.9%
	Insurance		4.6%
	Software		2.9%
	Media		2.8%
	Mining		2.8%
	Semiconductors		2.1%
	Other, Cash & Cash Equivalents		46.0%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares		Fair Value

	COMMON STOCKS - 65.2%
	AEROSPACE/DEFENSE - 1.0%
1,000	General Dynamics Corp.	$ 75,400

	APPAREL - 1.1%
1,000	VF Corp.	82,720

	AUTO MANUFACTURERS - 1.0%
5,000	Ford Motor Co. *	79,750

	BANKS - 14.2%
1,000	Bank of Nova Scotia	56,610
20,000	Citigroup, Inc. *	96,400
1,000	Goldman Sachs Group, Inc.	163,620
4,000	JPMorgan Chase & Co.	179,760
1,000	Royal Bank of Canada	53,700
1,000	Toronto-Dominion Bank	74,890
5,000	US Bancorp	135,000
11,000	Wells Fargo & Co.	356,620
		1,116,600
	BEVERAGES - 0.8%
1,000	PepsiCo, Inc.	64,310

	CHEMICALS - 1.4%
3,000	Dow Chemical Co.	106,440

	COMPUTERS - 5.9%
3,000	Hewlett-Packard Co.	137,070
2,000	IBM Corp.	324,000
		461,070
	COSMETICS/PERSONAL CARE - 0.5%
645	Procter & Gamble Co.	40,719

	FOOD - 1.5%
2,000	Campbell Soup Co.	68,280
1,400	General Mills, Inc.	48,692
		116,972
	HEALTHCARE-PRODUCTS - 1.8%
1,700	Baxter International, Inc.	82,433
1,000	Johnson & Johnson	59,770
		142,203
	HEALTHCARE-SERVICES - 0.5%
1,000	UnitedHealth Group, Inc.	41,050

	INSURANCE - 4.6%
5,000	Assured Guaranty Ltd.	72,300
1	Berkshire Hathaway, Inc. *	122,425
2,000	Hartford Financial Services Group, Inc.	55,560
2,000	Sun Life Financial, Inc.	63,000
2,000	Unum Group	49,880
		363,165

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Fair Value

	MEDIA - 2.8%
3,000	DIRECTV *	$ 127,170
2,500	Walt Disney Co.	97,175
		224,345
	MINING - 2.8%
4,000	Newmont Mining Corp.	220,280

	PACKAGING & CONTAINERS - 1.3%
1,000	Bemis Co., Inc.	32,550
2,000	Sonoco Products Co.	71,100
		103,650
	PHARMACEUTICALS - 8.7%
2,600	Abbott Laboratories	117,416
1,000	Allergan, Inc.	70,610
1,000	AmerisourceBergen Corp.	35,860
5,000	Bristol-Myers Squibb Co.	125,900
2,000	Eli Lilly & Co.	69,540
2,000	Merck & Co., Inc.	66,340
2,000	Novartis AG - ADR	111,720
2,992	Pfizer, Inc.	54,514
1,000	Sanofi-Aventis SA - ADR	34,410
		686,310
	RETAIL - 10.0%
2,000	Best Buy Co., Inc.	68,000
7,000	Ltd Brands, Inc.	204,680
700	McDonald's Corp.	51,569
5,000	Urban Outfitters, Inc. *	169,100
3,000	Wal-Mart Stores, Inc.	168,210
2,000	Walgreen Co.	80,880
1,000	Yum! Brands, Inc.	46,760
		789,199
	SEMICONDUCTORS - 2.1%
5,000	Applied Materials, Inc.	78,450
4,000	Intel Corp.	85,840
		164,290
	SOFTWARE - 2.9%
800	Fiserv, Inc. *	49,416
3,000	Microsoft Corp.	83,175
3,000	Oracle Corp.	96,090
		228,681
	TELECOMMUNICATIONS - 0.3%
1,000	Cisco Systems, Inc. *	21,150

	TOTAL COMMON STOCKS ( Cost - $4,840,283)	5,128,304

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUND - 4.5%
351,778	Fidelity Institutional Money Market Funds - Government Portfolio to yield 0.04% **
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $351,778)	$ 351,778

	TOTAL INVESTMENTS - 69.7% ( Cost - $5,192,061) (a)	$ 5,480,082
	OTHER ASSETS LESS LIABILITIES - 30.3%	2,381,693
	NET ASSETS - 100.0%	$ 7,861,775

	SECURITIES SOLD SHORT - (50.7) %
31,000	SPDR S&P 500 ETF Trust	3,988,770
	TOTAL SECURITIES SOLD SHORT ( Cost - $3,660,233)

(a) Represents cost for financial purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 413,986
	Unrealized depreciation:	(454,502)
	Net unrealized depreciation:	$ (40,516)

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2011.
ADR- American Depository Receipt

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2011

ASSETS
Investment securities:
At cost	$ 5,192,061
At fair value	$ 5,480,082
Cash Held at Broker	3,540,997
Cash	2,770,252
Receivable due from advisor	11,203
Receivable for Fund shares sold	35,000
Dividends and interest receivable	4,938
Prepaid expenses and other assets	14,496
TOTAL ASSETS	11,856,968

LIABILITIES
Securities sold short, at value (Proceeds, $3,660,233)	3,988,770
Fees payable to other affiliates	306
Distribution (12b-1) fees payable	75
Accrued expenses and other liabilities	6,042
TOTAL LIABILITIES	3,995,193
NET ASSETS	$ 7,861,775

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,006,598
Accumulated undistributed net investment loss	(10,215)
Accumulated net realized loss from security transactions	(94,092)
Net unrealized depreciation of investments	(40,516)
NET ASSETS	$ 7,861,775

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 353,844
Shares of beneficial interest outstanding	36,038
Net asset value, offering and redemption price per share (a)	$ 9.82
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$ 10.42

Class I Shares:
Net Assets	$ 7,507,931
Shares of beneficial interest outstanding	764,433
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 9.82

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)

On investments of $1 million or more, the maximum sales charge will not apply. Instead the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 12 months.

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended January 31, 2011 (a)

INVESTMENT INCOME
Dividends (net of $583 foreign taxes witheld)	$ 49,112
Interest	70
TOTAL INVESTMENT INCOME	49,182

EXPENSES
Investment advisory fees	25,617
Distribution (12b-1) fees: Class A	370
Administrative services fees	23,088
Dividends on securities sold short	19,583
Transfer agent fees	15,530
Accounting services fees	11,030
Interest expense	7,906
Audit fees	6,020
Legal fees	6,019
Compliance officer fees	5,348
Registration fees	3,343
Trustees' fees and expenses	2,674
Shareholder Reporting Expense	2,507
Custodian fees	1,671
Other expenses	669
TOTAL EXPENSES	131,375
Fees waived/expenses reimbursed by the Advisor	(71,978)
NET EXPENSES	59,397

NET INVESTMENT LOSS	(10,215)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized loss from:
Security transactions	(1,699)
Securities Sold Short	(92,393)
Total realized and unrealized loss on investments	(94,092)
Net change in unrealized appreciation/depreciation from:
Security transactions	288,021
Securities Sold Short	(328,537)
Total change in unrealized appreciation/depreciation on investments	(40,516)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SECURITIES SOLD SHORT	(134,608)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (144,823)

(a) The Ram Risk-Managed Growth Fund commenced operations on September 29, 2010.

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2011 (a)
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (10,215)
Net realized loss from security transactions and securities sold short	(94,092)
Net change in unrealized depreciation of investments and securities sold short	(40,516)
Net decrease in net assets resulting from operations	(144,823)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	895,450
Class I	7,640,671
Redemption fee proceeds
Class A	30
Class I	602
Payments for shares redeemed
Class A	(530,115)
Class I	(40)
Net increase in net assets from shares of beneficial interest	8,006,598

TOTAL INCREASE IN NET ASSETS	7,861,775

NET ASSETS
Beginning of Period	-	**
End of Period *	$ 7,861,775
* Includes undistributed net investment loss of:	$ (10,215)

SHARE ACTIVITY
Class A Shares:
Shares Sold	89,198
Shares Redeemed	(53,160)
Net increase in shares of beneficial interest outstanding	36,038
Class I Shares:
Shares Sold	764,437
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	764,433

(a) The Ram Risk-Managed Growth Fund commenced operations on September 29, 2010.
** See Note 1 in Notes to Financial Statements.

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	January 31, 2011 (Unaudited) (1)
	Class A	Class I

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment gain/loss (2,3)	0.01	(0.02)
Net realized and unrealized
loss on investments	(0.19)	(0.16)
Total from investment operations	(0.18)	(0.18)

Paid-in-capital from redemption fees (4)	0.00	0.00

Net asset value, end of period	$ 9.82	$ 9.82

Total return (5,6)	(1.80)%	(1.80)%

Net assets, end of period (000s)	$ 354	$ 7,508

Ratio of gross expenses to average net assets (7)	4.66%	4.41%
Ratio of net expenses to average net assets (7)	1.50%	1.25%
Ratio of net expenses to average net assets including
dividends on short sales and interest expense (7)	1.83%	1.58%
Ratio of net investment income to net assets (7)	0.40%	(0.45)%

Portfolio Turnover Rate (3,6)	6%	6%

(1)	The RAM Risk-Managed Growth Fund commenced operations on September 29, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests, as well as the timing and issuance of subscriptions and redemptions to the Fund's classes.

(4) Represents less than $0.005 per share.
(5)	Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares. Assumes reinvestment of all dividends and distributions, if any.

(6) Not annualized.
(7) Annualized.

See accompanying notes to financial statements.

RAM Risk-Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2011

1.

ORGANIZATION

The RAM Risk-Managed Growth Fund (the “Fund”) commenced operations on September 29, 2010, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective seeks capital appreciation.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Classes I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The RAM Risk-Managed Growth Fund was organized originally as a limited partnership (‘RAM Capital L.P.”) in January 1996.  Effective as of the close of business on September 30, 2010, all of the assets, subject to liabilities of RAM Capital L.P. were transferred to the Fund in exchange for Class I shares of RAM Risk-Managed Growth Fund. The net asset value of the Fund’s shares on the close of business September 30, 2010, after the reorganization, was $10.00 for Class I shares and received in-kind capital contributions of securities and cash valued at $7,086,085 in exchange for 708,610 Class I shares.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

RAM Risk-Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,128,304	$ -	$ -	$ 5,128,304
Money Market Funds	351,778	-	-	351,778
Total	$ 5,480,082	$ -	$ -	$ 5,480,082

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,988,770	$ -	$ -	$ 3,988,770

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

RAM Risk-Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2011. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund make significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $792,539 and $283,245, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. RAM Capital Management, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until October 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets for Class A and Class I shares, respectively.  During the period ended January 31, 2011, the Fund waived $25,617 of advisory fees and reimbursed $46,361 of expenses.

RAM Risk-Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.50% and 1.25%, respectively, of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% and 1.25% of average daily net assets for the Class A and Class I shares, respectively. If Fund Operating Expenses attributable to the Class A and Class I shares subsequently exceed 1.50% and 1.25%, respectively, of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended January 31, 2011, pursuant to the Plan, Class A shares paid $370.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $33,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges. The annual minimum is $18,000 per class and the per account charge is $16.00 per account.

RAM Risk-Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2011

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2011, the Fund incurred expenses of $5,348 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended January 31, 2011, GemCom collected amounts totaling $5,531 for EDGAR and printing services performed.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2011, the Fund assessed $30 and $601 in redemption fees for the Class A and Class I shares, respectively.

6.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

7.  SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

RAM Risk-Managed Growth Fund

EXPENSE EXAMPLES (Unaudited)

January 31, 2011

As a shareholder of the RAM Risk-Managed Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the RAM Risk-Managed Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 29, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the RAM Risk-Managed Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
Actual *	9/29/2010	1/31/2011	9/29/2010 – 1/31/11 **
Class A	$1,000.00	$982.00	$6.21
Class I	$1,000.00	$982.00	$5.36

	Beginning	Ending	Expenses Paid
Hypothetical ***	Account Value	Account Value	During Period ****
(5% return before expenses)	8/1/2010	1/31/2011	8/1/2010 – 1/31/11
Class A	$1,000.00	$1,015.98	$9.30
Class I	$1,000.00	$1,017.24	$8.03

*      From September 29, 2010 (commencement of initial offering) to January 31, 2011 for Class A and Class I shares.

**   Expenses are equal to the Fund’s annualized expense ratio of 1.83% and 1.58% for Class A and Class I shares, respectively, multiplied by the number of days in the period (125) divided by the number of days in the fiscal year (365).

***   Please note that while Class A and Class I shares commenced operations on September 29, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period August 1, 2010 to January 31, 2011.

****  Expenses are equal to the Fund’s annualized expense ratio of 1.83% and 1.58% for Class A and Class I shares, respectively, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

RAM Risk-Managed Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2011

Approval of Advisory Agreement –RAM Risk-Managed Growth Fund

In connection with a regular meeting held on June 17, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between RAM Capital Management, LLC (“RCM” or the “Adviser”) and the Trust, on behalf of RAM Risk-Managed Growth Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the performance of the Fund’s predecessor, noting its performance in both rising and falling markets relative to the S&P 500. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that RCM would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-972-6386 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-972-6386.

INVESTMENT ADVISOR

RAM Capital Management, LLC

12 Larkspur Lane

Rye, NY 10580

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/11